RELATED PARTY TRANSACTIONS (Details)	1 Months Ended						12 Months Ended
	Aug. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Purchase of equity interest from a Related Party | Jinan Nuobi
RELATED PARTY TRANSACTIONS
Percentage of equity interest acquired								100.00%
Consideration transferred | $	$ 500,000
ATA Learning Inc | Purchase of video services
RELATED PARTY TRANSACTIONS
Related Party Contract Value To Provide Professional Videography And Production Of Video Services | $			$ 10,000
Purchase								¥ 21,248	¥ 49,579
ATA Learning Inc | Purchase of outsourcing services from an Affiliate Company
RELATED PARTY TRANSACTIONS
Purchase							¥ 259,083
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Purchase of Office Sharing Service
RELATED PARTY TRANSACTIONS
Total amount of the agreement						¥ 1,200,000
Increase In Related Party Contract Value				¥ 22,000
Purchase								236,960	1,128,016	¥ 275,967
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Purchase of System Development and Data Services
RELATED PARTY TRANSACTIONS
Revised related party contract amount		¥ 6,300,000
Purchase							¥ 600,000	¥ 1,800,000	¥ 3,700,000
Related party contract value to develop sales delivering services and data services					¥ 6,500,000
Number of years charge of data and system maintenance services					1 year